iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.2%
Lockheed Martin Corp. ..................... 317,445 $ 144,323,195
Northrop Grumman Corp. ................... 321,148 151,398,802
RTX Corp. ............................. 243,219 19,795,594
315,517,591
a
Air Freight & Logistics  — 1.7%
CH Robinson Worldwide, Inc.
(a)
............... 1,755,770 143,674,659
Expeditors International of Washington, Inc.
(a)
...... 2,328,061 254,340,664
United Parcel Service, Inc., Class B ............ 435,820 61,559,575
459,574,898
a
Banks  — 0.3%
First Horizon Corp. ........................ 8,098,931 87,063,508
a
Beverages  — 2.0%
Keurig Dr Pepper, Inc. ..................... 6,354,973 192,746,331
PepsiCo, Inc. ........................... 2,181,794 356,243,324
548,989,655
a
Biotechnology  — 6.7%
AbbVie, Inc. ............................ 2,107,178 297,491,390
Amgen, Inc. ............................ 709,698 181,469,779
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 1,205,542 98,191,396
Gilead Sciences, Inc. ...................... 5,003,831 393,000,887
Incyte Corp.
(a)(b)
.......................... 2,721,334 146,761,543
Neurocrine Biosciences, Inc.
(b)
................ 829,263 91,998,437
Regeneron Pharmaceuticals, Inc.
(a)(b)
............ 283,342 220,975,592
Seagen, Inc.
(b)
........................... 861,600 183,357,096
United Therapeutics Corp.
(a)(b)
................ 127,351 28,381,444
Vertex Pharmaceuticals, Inc.
(b)
................ 445,041 161,153,796
1,802,781,360
a
Broadline Retail  — 0.0%
eBay, Inc. .............................. 321,746 12,622,096
a
Capital Markets  — 2.4%
Cboe Global Markets, Inc. ................... 1,593,801 261,208,046
CME Group, Inc., Class A ................... 704,793 150,445,114
Intercontinental Exchange, Inc. ............... 1,485,841 159,638,757
MarketAxess Holdings, Inc. .................. 83,702 17,891,302
Tradeweb Markets, Inc., Class A
(a)
............. 584,984 52,654,410
641,837,629
a
Chemicals  — 1.3%
Air Products and Chemicals, Inc. .............. 316,433 89,373,336
CF Industries Holdings, Inc. .................. 1,457,213 116,256,453
Corteva, Inc. ............................ 2,173,872 104,650,198
Linde PLC ............................. 72,773 27,810,930
338,090,917
a
Commercial Services & Supplies  — 4.9%
Republic Services, Inc. ..................... 2,884,784 428,361,576
Rollins, Inc. ............................. 2,472,344 92,984,858
Waste Connections, Inc. .................... 2,983,194 386,323,623
Waste Management, Inc. .................... 2,531,102 415,935,992
1,323,606,049
a
Communications Equipment  — 3.6%
Cisco Systems, Inc. ....................... 8,519,169 444,104,280
Juniper Networks, Inc. ..................... 4,843,381 130,383,816
Motorola Solutions, Inc. .................... 1,361,495 379,121,898
953,609,994
a
Security Shares Value
a
Consumer Staples Distribution & Retail  — 2.0%
Dollar General Corp. ...................... 116,202 $ 13,832,686
Kroger Co. (The) ......................... 3,522,486 159,815,190
Walmart, Inc. ............................ 2,308,146 377,174,138
550,822,014
a
Containers & Packaging  — 0.6%
Amcor PLC ............................. 11,647,975 103,550,498
International Paper Co. ..................... 706,151 23,818,473
Packaging Corp. of America ................. 282,183 43,188,108
170,557,079
a
Diversified Telecommunication Services  — 2.1%
AT&T, Inc. .............................. 11,037,065 169,970,801
Liberty Global PLC, Class C, NVS
(a)(b)
........... 785,209 13,317,145
Verizon Communications, Inc. ................ 10,853,996 381,300,879
564,588,825
a
Electric Utilities  — 4.5%
Alliant Energy Corp. ....................... 534,771 26,091,477
American Electric Power Co., Inc. .............. 1,360,539 102,775,116
Duke Energy Corp. ....................... 4,322,961 384,268,003
Evergy, Inc. ............................. 309,781 15,222,639
Eversource Energy ....................... 807,263 43,422,677
NextEra Energy, Inc. ...................... 1,545,723 90,115,651
Southern Co. (The) ....................... 4,404,557 296,426,686
Xcel Energy, Inc. ......................... 4,014,053 237,912,921
1,196,235,170
a
Electronic Equipment, Instruments & Components  — 3.0%
Amphenol Corp., Class A ................... 4,221,946 340,077,750
Arrow Electronics, Inc.
(b)
.................... 867,772 98,414,023
Corning, Inc. ............................ 2,229,966 59,673,890
Keysight Technologies, Inc.
(b)
................. 1,668,005 203,580,010
TE Connectivity Ltd. ....................... 152,956 18,025,865
Teledyne Technologies, Inc.
(a)(b)
............... 222,318 83,278,100
803,049,638
a
Entertainment  — 0.8%
Electronic Arts, Inc. ....................... 1,806,051 223,571,053
a
Financial Services  — 4.2%
Berkshire Hathaway, Inc., Class B
(a)(b)
........... 1,266,798 432,396,161
Fiserv, Inc.
(b)
............................ 1,173,808 133,520,660
Jack Henry & Associates, Inc. ................ 1,100,155 155,110,854
Mastercard, Inc., Class A
(a)
.................. 453,098 170,523,432
Visa, Inc., Class A ........................ 967,353 227,424,690
1,118,975,797
a
Food Products  — 4.2%
Campbell Soup Co. ....................... 1,549,324 62,608,183
General Mills, Inc. ........................ 3,528,614 230,206,777
Hershey Co. (The) ........................ 1,484,999 278,214,562
Hormel Foods Corp. ....................... 4,216,356 137,242,388
J M Smucker Co. (The) ..................... 574,562 65,408,138
Kellanova .............................. 3,977,549 200,746,898
Mondelez International, Inc., Class A ............ 2,328,108 154,144,031
1,128,570,977
a
Ground Transportation  — 0.4%
Knight-Swift Transportation Holdings, Inc., Class A .. 255,612 12,496,870
Norfolk Southern Corp. ..................... 262,900 50,158,691
Old Dominion Freight Line, Inc. ............... 141,936 53,461,614
116,117,175
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies  — 1.5%
Abbott Laboratories ....................... 1,002,430 $ 94,779,757
Baxter International, Inc. .................... 321,417 10,423,553
Becton Dickinson & Co. .................... 856,694 216,555,109
Hologic, Inc.
(b)
........................... 853,106 56,450,024
Medtronic PLC .......................... 529,773 37,380,783
415,589,226
a
Health Care Providers & Services  — 4.6%
Cencora, Inc. ........................... 585,107 108,332,561
CVS Health Corp. ........................ 201,555 13,909,311
Elevance Health, Inc. ...................... 166,778 75,065,110
Humana, Inc. ........................... 184,945 96,853,847
Laboratory Corp. of America Holdings ........... 239,860 47,907,238
McKesson Corp. ......................... 672,162 306,075,688
Molina Healthcare, Inc.
(a)(b)
................... 215,655 71,802,332
Quest Diagnostics, Inc. ..................... 627,975 81,699,548
UnitedHealth Group, Inc. .................... 789,486 422,817,122
1,224,462,757
a
Hotels, Restaurants & Leisure  — 2.3%
Domino's Pizza, Inc. ....................... 322,760 109,412,413
McDonald's Corp. ........................ 1,414,707 370,893,734
Yum! Brands, Inc. ........................ 1,154,915 139,583,027
619,889,174
a
Household Durables  — 0.3%
Garmin Ltd. ............................. 662,178 67,893,110
a
Household Products  — 2.4%
Church & Dwight Co., Inc. ................... 1,202,884 109,390,271
Colgate-Palmolive Co. ..................... 1,228,634 92,294,986
Kimberly-Clark Corp. ...................... 609,164 72,880,381
Procter & Gamble Co. (The) ................. 2,424,337 363,723,280
638,288,918
a
Industrial Conglomerates  — 0.4%
3M Co. ................................ 517,423 47,059,622
Honeywell International, Inc. ................. 363,376 66,592,286
113,651,908
a
Insurance  — 6.9%
American Financial Group, Inc. ............... 864,497 94,541,392
Aon PLC, Class A ........................ 471,681 145,938,101
Arthur J Gallagher & Co. .................... 1,461,079 344,069,494
Assurant, Inc. ........................... 797,672 118,773,361
Chubb Ltd. ............................. 156,162 33,515,488
Erie Indemnity Co., Class A, NVS .............. 359,269 99,226,505
Hartford Financial Services Group, Inc. (The) ...... 348,482 25,596,003
Marsh & McLennan Companies, Inc. ............ 1,694,439 321,350,356
Progressive Corp. (The) .................... 2,340,339 369,984,193
Travelers Companies, Inc. (The) ............... 1,148,979 192,385,044
Willis Towers Watson PLC ................... 410,918 96,931,447
1,842,311,384
a
Interactive Media & Services  — 0.1%
Alphabet, Inc., Class C, NVS
(b)
................ 225,092 28,204,028
a
IT Services  — 5.3%
Accenture PLC, Class A .................... 1,226,146 364,275,715
Akamai Technologies, Inc.
(a)(b)
................. 1,524,747 157,552,107
Cognizant Technology Solutions Corp., Class A ..... 1,652,049 106,507,599
Gartner, Inc.
(a)(b)
.......................... 142,814 47,419,961
GoDaddy, Inc., Class A
(a)(b)
................... 1,605,921 117,601,595
International Business Machines Corp. .......... 3,288,962 475,715,464
VeriSign, Inc.
(a)(b)
......................... 719,909 143,737,031
1,412,809,472
a
Security Shares Value
a
Life Sciences Tools & Services  — 0.1%
Thermo Fisher Scientific, Inc. ................. 45,356 $ 20,172,988
a
Machinery  — 0.2%
Illinois Tool Works, Inc. ..................... 136,471 30,585,881
Otis Worldwide Corp. ...................... 221,916 17,134,134
47,720,015
a
Media  — 0.8%
Comcast Corp., Class A .................... 3,100,679 128,027,036
Fox Corp., Class B ........................ 524,925 14,650,657
Liberty Broadband Corp., Class C, NVS
(a)(b)
....... 825,389 68,763,157
211,440,850
a
Metals & Mining  — 0.9%
Newmont Corp. .......................... 6,310,308 236,447,241
a
Multi-Utilities  — 2.7%
Ameren Corp. ........................... 888,642 67,279,086
CMS Energy Corp. ........................ 955,097 51,899,971
Consolidated Edison, Inc. ................... 3,202,721 281,166,877
Dominion Energy, Inc. ...................... 1,337,289 53,919,492
DTE Energy Co. ......................... 549,358 52,947,124
WEC Energy Group, Inc. .................... 2,639,970 214,867,158
722,079,708
a
Oil, Gas & Consumable Fuels  — 2.3%
Cheniere Energy, Inc. ...................... 675,752 112,458,648
Chevron Corp. ........................... 714,464 104,118,839
Exxon Mobil Corp. ........................ 1,290,723 136,623,030
Marathon Petroleum Corp. .................. 1,154,184 174,570,330
Phillips 66 .............................. 146,985 16,766,579
Valero Energy Corp. ....................... 233,267 29,624,909
Williams Companies, Inc. (The) ............... 1,263,796 43,474,582
617,636,917
a
Pharmaceuticals  — 6.1%
Bristol-Myers Squibb Co. .................... 4,667,703 240,526,736
Eli Lilly & Co. ........................... 946,122 524,085,359
Johnson & Johnson ....................... 2,200,214 326,379,745
Merck & Co., Inc. ......................... 3,624,106 372,195,686
Pfizer, Inc. ............................. 5,777,929 176,573,510
1,639,761,036
a
Professional Services  — 1.8%
Automatic Data Processing, Inc. ............... 890,538 194,333,202
Booz Allen Hamilton Holding Corp., Class A ....... 944,824 113,312,742
Broadridge Financial Solutions, Inc. ............ 343,448 58,605,967
Verisk Analytics, Inc. ....................... 503,477 114,470,531
480,722,442
a
Semiconductors & Semiconductor Equipment  — 2.0%
Analog Devices, Inc. ....................... 365,098 57,440,868
Broadcom, Inc. .......................... 175,280 147,475,334
Texas Instruments, Inc. ..................... 2,380,198 338,011,918
542,928,120
a
Software  — 7.5%
Aspen Technology, Inc.
(a)(b)
................... 106,304 18,895,536
Gen Digital, Inc. .......................... 8,669,836 144,439,468
Microsoft Corp. .......................... 1,314,728 444,522,684
Oracle Corp. ............................ 4,069,915 420,829,211
PTC, Inc.
(b)
............................. 868,725 121,986,365
Roper Technologies, Inc.
(a)
................... 914,490 446,792,379
VMware, Inc., Class A
(a)(b)
................... 2,820,233 410,766,936
2,008,232,579
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialized REITs  — 0.1%
Public Storage ........................... 140,709 $ 33,588,645
a
Specialty Retail  — 2.6%
AutoZone, Inc.
(a)(b)
........................ 106,367 263,484,887
Home Depot, Inc. (The) .................... 672,519 191,459,434
Lowe's Companies, Inc. .................... 224,579 42,798,020
O'Reilly Automotive, Inc.
(a)(b)
.................. 189,642 176,450,502
Ulta Beauty, Inc.
(b)
........................ 31,629 12,060,454
686,253,297
a
Technology Hardware, Storage & Peripherals  — 1.4%
Apple, Inc. ............................. 1,460,138 249,347,766
Dell Technologies, Inc., Class C ............... 1,596,527 106,823,622
NetApp, Inc. ............................ 398,118 28,975,028
385,146,416
a
Water Utilities  — 0.0%
American Water Works Co., Inc. ............... 97,684 11,492,523
a
Wireless Telecommunication Services  — 1.5%
T-Mobile U.S., Inc.
(b)
....................... 2,811,367 404,443,257
a
Total Long-Term Investments — 99.7%
(Cost: $26,441,851,267) .............................. 26,767,347,436
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 239,097,021 $ 239,192,660
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(d)
............................ 26,294,414 26,294,414
a
Total Short-Term Securities — 1.0%
(Cost: $265,420,548) ................................ 265,487,074
Total Investments — 100.7%
(Cost: $26,707,271,815) .............................. 27,032,834,510
Liabilities in Excess of Other Assets — (0.7)% ............... (194,528,738)
Net Assets — 100.0% ................................. $ 26,838,305,772
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 128,134,115  $ 111,068,948
(a)
$ —  $ (8,243) $ (2,160) $ 239,192,660  239,097,021  $ 648,119
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 51,122,900  —  (24,828,486)
(a)
—  —  26,294,414  26,294,414  777,097  —
$ (8,243) $ (2,160)
$ 265,487,074
$ 1,425,216  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 231 12/15/23 $ 6,736 $ (271,237)
E-Mini S&P 500 Index .................................................................. 287 12/15/23 60,446 (2,157,246)
$ (2,428,483)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 26,767,347,436 $ — $ — $ 26,767,347,436
Short-Term Securities
Money Market Funds ...................................... 265,487,074 — — 265,487,074
$ 27,032,834,510 $ — $ — $ 27,032,834,510
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,428,483) $ — $ — $ (2,428,483)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares